SUPPLEMENT TO THE PROSPECTUS
                                       OF
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS


I.       Evergreen Precious Metals Fund (the "Fund")

         Effective immediately, the section of the prospectus entitled "FUND FACTS" for the Fund is revised as follows:

     Portfolio Managers:
     o        By Team

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

         Evergreen Precious Metals Fund is managed by a team of portfolio management professionals from EIMC's International and Global Growth Group, with team members responsible for various sectors.


June 22, 2001                                                     558831 (6/01)